Leases (Details) - Schedule of lease expenses - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of lease expenses [Abstract]
Operating lease cost	¥ 111,197	¥ 92,385
Short term lease cost	3,373	14,219
Total	¥ 114,570	¥ 106,604